Segment reporting (Tables)	6 Months Ended
Mar. 31, 2023
Segment reporting
Schedule of revenue by major product categories
	For the six months ended March 31,
	2023	2022
Tapioca	$31,472,734	-
Corn	9,334,913	10,209,876
Shiitake	8,841,248	10,009,944
Mu Er	7,540,236	10,854,307
Cotton	1,893,711	10,283,106
Corn starch	1,354,432	-
Other edible fungi	110,000	778,482

Total	$60,547,274	$42,135,715